EVENTS SUBSEQUENT TO DECEMBER 31, 2018	12 Months Ended
Dec. 31, 2018
EVENTS SUBSEQUENT TO DECEMBER 31, 2018
EVENTS SUBSEQUENT TO DECEMBER 31, 2018

NOTE 26 – EVENT SUBSEQUENT TO DECEMBER 31, 2018:

On February 25, 2019, the Board of Directors of the Company approved a grant of 178,000 options to purchase ADSs to employees of the Company’s subsidiary and 100,000 options to purchase ordinary shares to advisory board members and an employee of the Company, under the Company’s stock options plan.  The estimated fair value of the options on the grant date was $0.8 million.